Annual Fund Operating Expenses	Oct. 28, 2026
DGI Balanced Fund | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.93%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.29%
Acquired Fund Fees and Expenses	0.11%	[1]
Expenses (as a percentage of Assets)	1.33%
DGI Balanced Fund | Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.93%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.29%
Acquired Fund Fees and Expenses	0.11%	[1]
Expenses (as a percentage of Assets)	1.33%
DGI Balanced Fund | Class NT
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.93%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.29%
Acquired Fund Fees and Expenses	0.11%	[1]
Expenses (as a percentage of Assets)	1.33%
DGI Balanced Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.93%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.29%
Acquired Fund Fees and Expenses	0.11%	[1]
Expenses (as a percentage of Assets)	1.58%
DGI Balanced Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.93%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.29%
Acquired Fund Fees and Expenses	0.11%	[1]
Expenses (as a percentage of Assets)	2.33%
DGI Balanced Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.93%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.29%
Acquired Fund Fees and Expenses	0.11%	[1]
Expenses (as a percentage of Assets)	1.33%
DGI U.S. Government Money Market Fund | Class A Withholding
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	1.48%	[2]
Expenses (as a percentage of Assets)	1.93%
Fee Waiver or Reimbursement	(0.98%)	[3]
Net Expenses (as a percentage of Assets)	0.95%	[3]
DGI U.S. Government Money Market Fund | Class A Non-Withholding
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	1.48%	[2]
Expenses (as a percentage of Assets)	1.93%
Fee Waiver or Reimbursement	(0.98%)	[3]
Net Expenses (as a percentage of Assets)	0.95%	[3]
DGI U.S. Government Money Market Fund | Class I Non-Withholding
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.48%	[2]
Expenses (as a percentage of Assets)	1.68%
Fee Waiver or Reimbursement	(0.73%)	[3]
Net Expenses (as a percentage of Assets)	0.95%	[3]
DGI U.S. Government Money Market Fund | Class I Withholding
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.48%	[2]
Expenses (as a percentage of Assets)	1.68%
Fee Waiver or Reimbursement	(0.73%)	[3]
Net Expenses (as a percentage of Assets)	0.95%	[3]

[1]	Acquired Fund Fees and Expenses (“AFFE”) represent costs incurred indirectly by the Fund as a result of its ownership of shares of another investment company, such as open- or closed-end mutual funds or exchange traded funds (“ETFs”). AFFE are not reflected in the Fund’s financial statements and, therefore, the amounts listed in Total Annual Fund Operating Expenses will differ from those presented in the Financial Highlights.
[2]	Other expenses are based on estimated amounts for the current fiscal year.
[3]	The Investment Adviser has contractually agreed to waive fees and/or reimburse expenses to the extent that Fund’s total annual fund operating expenses (including organizational and initial offering expenses, excluding interest, taxes, brokerage commissions and extraordinary expenses) exceed 0.95% of the average daily net assets of the Fund. Any amounts contractually waived or reimbursed by the Investment Adviser will be subject to repayment by the Fund to the Investment Adviser within three years, calculated monthly from when the waiver or reimbursement was recorded. Any repayment to the Investment Adviser will not cause the Fund’s expenses to exceed (i) the expense limitation at the time the fees are waived and (ii) the expense limitation in effect at the time of such reimbursement. The expense limitation may not be terminated until at least October 28, 2027, except by the Board.